Consolidated Statement of Comprehensive Income - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Comprehensive Income
Research and development expenses	£ (59,888)	£ (65,373)	£ (49,129)
Administrative expenses	(43,411)	(40,818)	(54,806)
Related party administrative expenses	(1,280)	(83)	(83)
Other operating income	43,412	4,326	5,911
Operating loss	(61,167)	(101,948)	(98,107)
Finance income	2,641	35,801	32,226
Finance costs	(34,946)	(16,460)	(28,494)
Related party finance costs	(687,723)
Net finance (costs)/ income	(720,028)	19,341	3,732
Loss before tax	(781,195)	(82,607)	(94,375)
Income tax (expense)/credit	(45)	22,661
Net loss for the year	(781,240)	(59,946)	(94,375)
Other comprehensive income [abstract]
Change in fair value from own credit risk	22,293
Foreign exchange translation differences	2,426	(6,881)	8,450
Other comprehensive income/(loss) for the year	24,719	(6,881)	8,450
Total comprehensive loss for the year	£ (756,521)	£ (66,827)	£ (85,925)
Basic loss per share	£ (38.46)	£ (3.13)	£ (5.26)
Diluted loss per share	£ (38.46)	£ (3.13)	£ (5.26)